5. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Notes
5. ACCOUNTS RECEIVABLE

5.  ACCOUNTS RECEIVABLE

The Company’s accounts receivable consists of the following:

	December 31, 2017	December 31, 2016
	$	$
Trade receivables	425,284	668,917
GST receivable	24,995	48,242
Employee advances	158	2,246
	450,437	719,405